ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road , Suite J5B
                         Northbrook, Illinois 60062-7154



CHARLES M. SMITH, JR.                        Writer's Direct Dial 847 402-1790
Assistant Counsel                            Facsimile: 847 402-3781




05/06/04
page 2

May 6, 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Allstate Life of New York Separate Account A
         Initial Form N-4 Registration Statement
         File Nos. 333-114627 and 811-07467
         CIK No.  0000948255
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company of New York ("the Company"), and Allstate Life of New York Separate Account A ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectuses and Statements of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission as of April 20, 2004.

Please direct any question or comment to me at the number above.

                                Very truly yours,


                            /s/ Charles M. Smith, Jr.
                           Charles M. Smith, Jr., Esq.
                                Assistant Counsel